PGIM Nasdaq-100 Buffer 12 ETF - January N-1A Cover	Jan. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 02, 2026
Prospectus Date	Dec. 16, 2024